Consolidated statements of financial position (Details 2) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value	€ 350,183	€ 452,400
Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	692,081	356,204
Additions	28,075	335,942
Reclassifications	0	0
Exchange differences	(562)	(64)
Balance, ending	719,593	692,081
Amortization
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	(239,681)	(133,337)
Amortization charge for the year	(129,963)	(106,358)
Exchange differences	234	14
Balance, ending	(369,410)	(239,681)
Purchased IT Software
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value	350,184	444,210
Purchased IT Software | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	683,891	246,351
Additions	28,075	84,449
Reclassifications	8,190	353,155
Exchange differences	(562)	(64)
Balance, ending	719,593	683,891
Purchased IT Software | Amortization
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	(239,681)	(133,337)
Amortization charge for the year	(129,963)	(106,358)
Exchange differences	234	14
Balance, ending	(369,410)	(239,681)
Advances Paid for Software
CondensedBalanceSheetStatementLineItems [Line Items]
Net book value	0	8,190
Advances Paid for Software | Cost
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	8,190	109,852
Additions	0	251,493
Reclassifications	(8,190)	(353,155)
Exchange differences	0	0
Balance, ending	0	8,190
Advances Paid for Software | Amortization
CondensedBalanceSheetStatementLineItems [Line Items]
Balance, beginning	0	0
Amortization charge for the year	0	0
Exchange differences	0	0
Balance, ending	€ 0	€ 0